Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	EQUITY
15.1. Authorized capital
On December 31, 2025 and 2024, the Company’s issued capital totaled R$ 76. The Company has an authorized share capital of US Dollar 50 thousand, corresponding to 630,000,000 authorized shares with a par value of US Dollar 0.000079365 each. The Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.
15.2. Subscribed and paid-in capital and capital reserve
The Articles of Association provide that at any time when there are Class A common shares issued, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Islands Law, the balance in this account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Islands Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
The changes in the number of shares during 2025 and 2024 are summarized below:

	Number of shares
	Class A	Class B	Total

At December 31, 2023	295,498,750	18,748,770	314,247,520
Conversions	1,823,680	(1,823,680)	—
At December 31, 2024	297,322,430	16,925,090	314,247,520
Conversions	683,926	(683,926)	—
At December 31, 2025	298,006,356	16,241,164	314,247,520
15.3. Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
During the years presented, the Board of Directors approved programs to repurchase outstanding Class A common shares as detailed in the table below:

Date of programs approved by the Board of Directors	Maximum amount of repurchase approved	Amounts actually repurchased under the program	Status of programs as of December 31, 2025
November-24	2,000,000	1,662,291	Program terminated by Board decision
May-25	2,000,000	1,946,049	Program terminated by board Decision
Dec-25	2,000,000	—	Authorized
The table below presents movements of treasury shares:

	Shares	Amount	Average price (in R$)

December 31, 2023	(5,311,421)	(282,709)
Repurchase of shares (a)	(24,090,491)	(1,587,332)	64.53
Shares delivered under share-based payment instruments (b)	1,166,970	64,145	50.65
December 31, 2024	(28,234,942)	(1,805,896)
Repurchase of shares (a)	(40,290,099)	(2,987,034)	75.98
Shares delivered under share-based payment instruments (b)	3,182,188	201,642	66.93
December 31, 2025	(65,342,853)	(4,591,288)

(a)On December 31, 2025, the amount related to brokerage fees is R$ 9,836 (December 31, 2024 - R$ 1,506).
(b)Including share-based compensation, contingent consideration and non-compete agreement with founders of Linx.
15.4. Premium received in options over own shares entered into a part of the repurchase program
In 2025, the Company entered into prepaid put and call option agreements, which entitled it to receive a certain number of own shares from the counterparty in case of option exercise. The options were not exercised, and the Company received back the value paid in advance at inception of agreement. The premium received in the transaction of R$ 17,741 was recorded in a capital reserve under equity. The options that were exercised were transferred to treasury shares.
15.5. Incentive shares
In 2017, certain key employees were granted incentive shares, or Co-Investment Shares, which entitle participants to receive a cash bonus that they may, at their option, use to purchase a specified number of shares.
The Incentive Shares were subject to up to a 10-year lock-up period, after which the shares became free and clear for transfer. If a participant ceased employment for any reason prior to the end of the lock-up period, the Company had the right (but not the obligation) to acquire the shares for the price originally paid by the participant, less an applicable discount.
As of December 31, 2025, all lock-up restrictions related to the Co-Investment Shares had fully lapsed, and no Incentive Shares remained subject to lock-up.
15.6. Other comprehensive income
Other comprehensive income represents the profit or loss not reported in the statement of profit and loss being separately presented in the financial statements. This includes Group transactions and operations that are not considered realized gains or losses. The table presents the accumulated balance of each category of OCI as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(50,494)	(38,910)
Accounts receivable from card issuers at fair value	(732,605)	(425,753)
Changes in the fair value of cash flow hedge - bond hedge	(97,319)	(125,532)

Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of equity instruments designated at fair value through OCI	291,623	291,623
Effects of hyperinflationary accounting	20,521	11,524
Total	(568,274)	(287,048)